Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000914243
Touchstone Sands Capital Select Growth Fund (Prospectus Summary) | Touchstone Sands Capital Select Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Sands Capital Select Growth Fund (the “Fund”) seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund's prospectus on page 80 and in the Fund's Statement of Additional Information (“SAI”) on page 62.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent
Expenses shown above do not reflect the Advisor's recoupment of previously waived or reimbursed expenses of the Fund, and may differ from the expenses shown in the Fund's annual report for the fiscal year ended September 30, 2014.

Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers and/or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of U.S. companies that the sub-advisor, Sands Capital Management, LLC (‘‘Sands Capital'' or “Sub-Advisor”), believes have above-average potential for revenue or earnings growth.  This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders.  The Fund emphasizes investments in large capitalization growth companies.  The weighted-average market capitalization of these companies is generally in excess of $25 billion, and the Fund generally does not invest in companies that have a market capitalization of less than $2 billion.  The Fund will typically own between 25 and 35 companies.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return.

Sands Capital generally seeks to invest in stocks with sustainable above average earnings growth, and with capital appreciation potential.  In addition, Sands Capital looks for companies that have a significant competitive advantage, a leadership position or proprietary niche, a clear mission in an understandable business, financial strength and that are valued rationally in relation to comparable companies, the market, and the business prospects for that particular company.  Sands Capital generally considers selling a security when it no longer meets the investment criteria, when the issues causing such problems are not solvable within an acceptable time frame, or when other opportunities appear more attractive.

Risk, Heading	rr_RiskHeading	The Fund's Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund's share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could also return less than other investments.  The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

•                  Large-Cap Risk:  Large-cap risk is the risk that stocks of larger companies may underperform relative to those of small- and mid-sized companies.  Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Growth Investing Risk:  Growth oriented funds may underperform when value investing is in favor and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential.

Management Risk: In managing the Fund's portfolio, Touchstone Advisors, Inc. (the “Advisor”) engages one or more sub-advisors to make investment decisions on a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers.  The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political, or regulatory event than a diversified fund.

Sector Focus Risk: The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Fund's net asset value with a magnified effect on the total return.

This Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of concentrated, growth stock investing.  As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund's investments and risks under the “Investment Strategies and Risks” section of the Fund's prospectus.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year, five years, and ten years compare with the Russell 1000 Growth® Index.  The bar chart does not reflect any sales charges, which would reduce your return.  The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year, five years, and ten years compare with the Russell 1000 Growth® Index.

Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Sands Capital Select Growth Fund — Class Z Total Return as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: First Quarter 2012 23.75% Worst Quarter: Fourth Quarter 2008 (30.93)%
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the period ended December 31, 2014
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class Z shares only.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.  The after-tax returns shown in the table are for Class Z shares only.  The after-tax returns for other classes of shares offered by the Fund will differ from the Class Z shares after-tax returns.

The inception date of Class A and Class C shares was November 15, 2010.  Class A and Class C shares performance was calculated using the historical performance of Class Z shares for the periods prior to November 15, 2010.  Performance for this period has been restated to reflect the impact of the fees and expenses of Classes A and C shares, as applicable.

For information on the prior history of the Fund, please see the section entitled “The Trust” in the Fund's SAI.

Touchstone Sands Capital Select Growth Fund (Prospectus Summary) | Touchstone Sands Capital Select Growth Fund | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.49%
Touchstone Sands Capital Select Growth Fund (Prospectus Summary) | Touchstone Sands Capital Select Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.81%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[2],[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.31%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-01-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	701
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	966
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,252
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,063
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	17.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.98%
Touchstone Sands Capital Select Growth Fund (Prospectus Summary) | Touchstone Sands Capital Select Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.81%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%	[2],[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.06%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-01-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	309
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	648
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,113
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,399
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	209
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	648
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,113
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,399
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	18.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.88%
Touchstone Sands Capital Select Growth Fund (Prospectus Summary) | Touchstone Sands Capital Select Growth Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.81%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[2],[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.31%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-01-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	419
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	727
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,600
Annual Return 2005	rr_AnnualReturn2005	9.63%
Annual Return 2006	rr_AnnualReturn2006	(6.50%)
Annual Return 2007	rr_AnnualReturn2007	18.53%
Annual Return 2008	rr_AnnualReturn2008	(49.08%)
Annual Return 2009	rr_AnnualReturn2009	70.58%
Annual Return 2010	rr_AnnualReturn2010	25.13%
Annual Return 2011	rr_AnnualReturn2011	1.80%
Annual Return 2012	rr_AnnualReturn2012	22.87%
Annual Return 2013	rr_AnnualReturn2013	40.60%
Annual Return 2014	rr_AnnualReturn2014	7.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.93%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	18.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.62%
Touchstone Sands Capital Select Growth Fund (Prospectus Summary) | Touchstone Sands Capital Select Growth Fund | Class Z | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	18.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.48%
Touchstone Sands Capital Select Growth Fund (Prospectus Summary) | Touchstone Sands Capital Select Growth Fund | Class Z | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.94%
Touchstone Sands Capital Select Growth Fund (Prospectus Summary) | Touchstone Sands Capital Select Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.81%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[2],[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-01-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,236
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	19.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.88%

[1]	The advisory fee is subject to adjustment, up or down, based on the Fund's performance relative to the performance of the Russell 1000 Growth Index (the “Benchmark Index”), and this fee may range from 0.55% to 1.00% depending on the Fund's performance and assets. See “The Funds' Management” section of the Fund's prospectus for additional information.
[2]	Other Expenses have been restated to reflect contractual changes to the Fund's Administration Agreement effective January 1, 2015.
[3]	The Total Annual Fund Operating Expenses have been restated to reflect contractual changes in the Fund's Administration Agreement and will differ from the ratio of expenses to average net assets that are included in the Fund's Annual Report dated September 30, 2014.
[4]	Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees and/or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; other extraordinary expenses not incurred in the ordinary course of business in order to limit “Other Expenses” to 0.25% for each class of shares. This expense limitation is effective through January 29, 2016, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund's shareholders. The terms of Touchstone Advisors' contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation amount.
[5]	Expenses shown above do not reflect the Advisor's recoupment of previously waived or reimbursed expenses of the Fund, and may differ from the expenses shown in the Fund's annual report for the fiscal year ended September 30, 2014.